Employee Benefit Plan, Schedule, Reportable Transaction	12 Months Ended
Dec. 31, 2025
EBP 001
Schedule of Loans or Fixed Income Obligations in Default or Classified as Uncollectible
EBP, Loans or Fixed Income Obligations in Default or Classified as Uncollectible
Schedule G, Part I - Schedule of Loans or Fixed Income Obligations in Default or Classified as Uncollectible

(c) Detailed description of loan including dates of making and maturity, interest rate, the type and value of collateral, any renegotiation of the loan and the terms of the renegotiation,
		and other material items						Amount received during		(g) Unpaid balance at end
				Maturity	Interest	Capitalized	(d) Original	reporting year			Amount Overdue
(a)*	(b) Identity and address of Obligor	Security ID	Issue Date	Date	Rate	Interest	amount of loan	(e) Principal	(f) Interest	of year	(h) Principal	(i) Interest
	Lehman Brothers Holdings Inc., 745 Seventh Avenue, New York, NY 10019	524ESC7M6	12/21/2007	12/28/2017	6.75%	—	$9,850,000	—	—	$15,831,220	$9,850,000	$5,981,220
	Lehman Brothers Holdings Inc., 745 Seventh Avenue, New York, NY 10019	524ESCXA3	5/17/2007	11/30/2056	5.86	—	1,730,000	—	—	3,070,010	—	3,070,010
	Sigma Finance Corp., M&C Corp. Services LTD, Box 309GT, Ugland House, South Church St., George Town, Grand Cayman, Grand Cayman Islands	8265Q0XQ0	6/4/2007	6/4/2009	variable	—	10,000,000	—	—	9,439,900	9,384,053	55,847

* Party-in-interest